SCHEDULE OF EFFECTIVE TAX RATE (Details)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Income Tax Disclosure [Abstract]
PRC statutory income tax rate	25.00%	25.00%	25.00%
Effect of income tax holiday	(12.00%)	(11.00%)	(9.50%)
Permanent difference	0.60%	0.10%	0.50%
Research and development deduction	(5.40%)	(4.20%)	(3.40%)
Change in valuation allowance	9.80%	7.00%	2.50%
Effective tax rate	18.00%	16.90%	15.10%